AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.8%
Financials – 20.6%
Banks – 8.3%
Associated Banc-Corp.	297,888	$3,759,347
Comerica, Inc.	148,090	5,664,443
First Citizens BancShares, Inc./NC - Class A	14,678	4,679,053
Sterling Bancorp/DE	446,770	4,700,020
Synovus Financial Corp.	323,802	6,854,888
Texas Capital Bancshares, Inc.(a)	138,872	4,323,085
Umpqua Holdings Corp.	445,030	4,726,219
Webster Financial Corp.	181,932	4,804,824
Zions Bancorp NA	138,618	4,050,418

		43,562,297

Capital Markets – 2.4%
Moelis & Co.	209,353	7,356,665
Stifel Financial Corp.	105,638	5,341,057

		12,697,722

Consumer Finance – 0.8%
OneMain Holdings, Inc.	144,556	4,517,375

Diversified Financial Services – 1.0%
Voya Financial, Inc.(b)	111,748	5,356,082

Insurance – 5.9%
American Financial Group, Inc./OH	73,290	4,908,964
Everest Re Group Ltd.	37,153	7,339,204
First American Financial Corp.	81,189	4,133,332
Hanover Insurance Group, Inc. (The)	61,410	5,722,184
Reinsurance Group of America, Inc. - Class A	58,947	5,611,165
Selective Insurance Group, Inc.	64,595	3,325,996

		31,040,845

Thrifts & Mortgage Finance – 2.2%
BankUnited, Inc.	261,926	5,738,798
Essent Group Ltd.	154,082	5,702,575

		11,441,373

		108,615,694

Industrials – 20.1%
Aerospace & Defense – 0.7%
AAR Corp.	186,997	3,515,544

Air Freight & Logistics – 1.4%
XPO Logistics, Inc.(a)	86,210	7,298,538

Airlines – 1.8%
Alaska Air Group, Inc.	111,402	4,080,655
SkyWest, Inc.	181,824	5,429,265

		9,509,920

Building Products – 1.2%
Masonite International Corp.(a)	67,139	6,606,477

Construction & Engineering – 3.1%
AECOM(a)	210,810	8,820,291
Quanta Services, Inc.	141,662	7,488,253

		16,308,544

Company	Shares	U.S. $ Value

Electrical Equipment – 3.0%
EnerSys	97,422	$6,538,964
Regal Beloit Corp.	101,895	9,564,884

		16,103,848

Machinery – 3.8%
Kennametal, Inc.	232,280	6,722,183
Middleby Corp. (The)(a)	58,567	5,254,046
Oshkosh Corp.	106,460	7,824,810

		19,801,039

Professional Services – 1.2%
Robert Half International, Inc.	117,065	6,197,421

Road & Rail – 1.3%
Knight-Swift Transportation Holdings, Inc.	174,301	7,094,051

Trading Companies & Distributors – 2.6%
GATX Corp.(b)	81,318	5,184,022
MRC Global, Inc.(a)	703,188	3,009,645
United Rentals, Inc.(a) (b)	30,480	5,318,760

		13,512,427

		105,947,809

Consumer Discretionary – 18.3%
Auto Components – 3.3%
Cooper Tire & Rubber Co.	135,680	4,301,056
Dana, Inc.	599,128	7,381,257
Lear Corp.	54,311	5,922,615

		17,604,928

Diversified Consumer Services – 1.0%
Hillenbrand, Inc.	159,994	4,537,430
Houghton Mifflin Harcourt Co.(a) (b)	436,915	755,863

		5,293,293

Hotels, Restaurants & Leisure – 1.3%
Hilton Grand Vacations, Inc.(a)	48,238	1,012,033
Papa John’s International, Inc.	69,372	5,707,928

		6,719,961

Household Durables – 3.7%
KB Home	164,170	6,302,486
PulteGroup, Inc.	191,780	8,877,496
Taylor Morrison Home Corp. - Class A(a)	188,709	4,640,355

		19,820,337

Leisure Products – 2.5%
Brunswick Corp./DE	112,656	6,636,565
Callaway Golf Co.(b)	332,352	6,361,217

		12,997,782

Company	Shares	U.S. $ Value

Specialty Retail – 3.8%
Foot Locker, Inc.	194,495	$6,424,170
Gap, Inc. (The)	339,058	5,774,157
Williams-Sonoma, Inc.	86,754	7,846,032

		20,044,359

Textiles, Apparel & Luxury Goods – 2.7%
Crocs, Inc.(a)	104,503	4,465,413
Ralph Lauren Corp.	79,590	5,409,733
Skechers U.S.A., Inc. - Class A(a)	139,215	4,207,077

		14,082,223

		96,562,883

Information Technology – 10.1%
Communications Equipment – 0.6%
NetScout Systems, Inc.(a)	138,629	3,026,271

Electronic Equipment, Instruments & Components – 3.0%
Arrow Electronics, Inc.(a)	63,530	4,997,270
Belden, Inc.	150,694	4,689,597
TTM Technologies, Inc.(a)	87,671	1,000,326
Vishay Intertechnology, Inc.	326,420	5,082,360

		15,769,553

IT Services – 1.7%
Amdocs Ltd.	78,506	4,507,029
Genpact Ltd.	109,981	4,283,760

		8,790,789

Semiconductors & Semiconductor Equipment – 1.5%
Kulicke & Soffa Industries, Inc.	222,248	4,978,355
MaxLinear, Inc. - Class A(a)	132,665	3,083,135

		8,061,490

Software – 1.2%
CommVault Systems, Inc.(a)	155,606	6,348,725

Technology Hardware, Storage & Peripherals – 2.1%
Change Healthcare, Inc.(a)	392,093	5,689,269
NCR Corp.(a)	245,050	5,425,407

		11,114,676

		53,111,504

Real Estate – 9.4%
Equity Real Estate Investment Trusts (REITs) – 9.4%
American Campus Communities, Inc.	158,535	5,536,042
Camden Property Trust	81,693	7,269,043
Cousins Properties, Inc.	178,740	5,110,177
CubeSmart	224,572	7,255,921
MGM Growth Properties LLC - Class A	255,872	7,159,299
Physicians Realty Trust	395,221	7,078,408
RLJ Lodging Trust	397,351	3,441,060
STAG Industrial, Inc.(b)	227,988	6,951,354

		49,801,304

Company	Shares	U.S. $ Value

Materials – 7.5%
Chemicals – 3.2%
GCP Applied Technologies, Inc.(a)	122,638	$2,569,266
Orion Engineered Carbons SA	401,215	5,019,200
Trinseo SA	165,886	4,253,317
Westlake Chemical Corp.	75,318	4,761,604

		16,603,387

Containers & Packaging – 2.5%
Graphic Packaging Holding Co.	478,951	6,748,420
Sealed Air Corp.	169,727	6,587,105

		13,335,525

Metals & Mining – 1.8%
Carpenter Technology Corp.	152,892	2,776,519
Reliance Steel & Aluminum Co.	67,366	6,874,026

		9,650,545

		39,589,457

Consumer Staples – 4.6%
Beverages – 1.1%
Primo Water Corp.	397,350	5,642,370

Food & Staples Retailing – 0.8%
US Foods Holding Corp.(a)	196,357	4,363,053

Food Products – 2.7%
Hain Celestial Group, Inc. (The)(a) (b)	218,894	7,508,064
Nomad Foods Ltd.(a)	260,546	6,638,712

		14,146,776

		24,152,199

Utilities – 3.8%
Electric Utilities – 2.1%
Alliant Energy Corp.	129,476	6,687,435
PNM Resources, Inc.(b)	107,739	4,452,853

		11,140,288

Gas Utilities – 1.1%
Southwest Gas Holdings, Inc.	90,430	5,706,133

Multi-Utilities – 0.6%
Black Hills Corp.	55,773	2,983,298

		19,829,719

Energy – 2.0%
Energy Equipment & Services – 0.8%
Dril-Quip, Inc.(a)	170,457	4,220,515

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 1.2%
Cimarex Energy Co.	40,499	$985,341
HollyFrontier Corp.	269,525	5,312,338

		6,297,679

		10,518,194

Health Care – 1.8%
Health Care Providers & Services – 0.9%
Molina Healthcare, Inc.(a)	25,488	4,665,323

Life Sciences Tools & Services – 0.9%
ICON PLC(a)	26,678	5,097,899

		9,763,222

Communication Services – 0.6%
Media – 0.6%
Criteo SA (Sponsored ADR)(a)	250,779	3,056,996

Total Common Stocks (cost $515,336,250)		520,948,981

SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(c) (d) (e) (cost $2,872,359)	2,872,359	2,872,359

Total Investments – 99.4% (cost $518,208,609)(f)		523,821,340
Other assets less liabilities – 0.6%		3,412,133

Net Assets – 100.0%		$527,233,473

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,751,303 and gross unrealized depreciation of investments was $(69,138,572), resulting in net unrealized appreciation of $5,612,731.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$520,948,981	$—	$—	$520,948,981
Short-Term Investments	2,872,359	—	—	2,872,359

Total Investments in Securities	523,821,340	—	—	523,821,340
Other Financial Instruments(b)	—	—	—	—
Total	$523,821,340	$—	$—	$523,821,340

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$5,072	$101,937	$104,137	$2,872	$40
Government Money Market Portfolio*	1,054	13,654	14,708	0	6
Total	$6,126	$115,591	$118,845	$2,872	$46

*	Investments of cash collateral for securities lending transactions.